Liability in Respect of Government Grants (Tables)	12 Months Ended
Dec. 31, 2022
Liability in Respect of Government Grants [Abstract]
Schedule of liability in respect of government grants
	2021	2022
Balance as of January 1	1,076	1,988
Increase through business combination	912	—
Amounts received during the year	217	—
Payment of royalties	(196)	(219)
Amounts recognized as an offset from research and development expenses	(118)	—
Revaluation of the liability	97	217
Balance as of December 31	1,988	1,986

Current maturities in respect of government grants	428	494
Long term liability in respect of government grants	1,560	1,492